Financial instruments - Summary of interest-bearing financial instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Carrying amount	₺ 158,649,126	₺ 136,573,395
USD | Floating interest rate
Disclosure of detailed information about financial instruments
Borrowings, interest rate	5.90%	5.80%
Carrying amount	₺ 15,162,603	₺ 7,722,781
EUR | Floating interest rate
Disclosure of detailed information about financial instruments
Borrowings, interest rate	5.30%	4.50%
Carrying amount	₺ 38,273,025	₺ 43,295,242